Non Purchased Loans - Period-End Non-Accrual Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 11,993	$ 9,839
1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	33
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	11,585	9,643
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	111
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	232	200
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,160	1,831
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	9,082	7,612
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	348	107
Real Estate Loans [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	10	31
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	338	76
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	60	89
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 60	$ 89